FINANCIAL INVESTORS TRUST

ALPS/Red Rocks Listed Private Equity Fund

ALPS/WMC Research Value Fund

Clough China Fund

ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund

RiverFront Asset Allocation Aggressive

RiverFront Asset Allocation Growth & Income

RiverFront Asset Allocation Moderate

ALPS/Kotak India Growth Fund

ALPS/Smith Short Duration Bond Fund

ALPS/Smith Total Return Bond Fund

(each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED DECEMBER 20, 2019

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2019, AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Funds.

Prospectus

The first paragraph in the sub-section entitled “Exchanging Shares - Exchanging Shares of ALPS-Advised Funds” under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Funds’ Prospectus is deleted and replaced with the following:

You may exchange shares in a Fund for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

•	ALPS | Red Rocks Listed Private Equity Fund
•	ALPS | WMC Research Value Fund
•	Clough China Fund
•	ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
•	RiverFront Asset Allocation Aggressive
•	RiverFront Asset Allocation Growth & Income
•	RiverFront Asset Allocation Moderate
•	ALPS | Kotak India Growth Fund
•	ALPS | Smith Total Return Bond Fund
•	ALPS | Smith Short Duration Bond Fund

The following paragraph is added before the sub-section entitled “Exchanging Shares – Additional Information About Exchanges” under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Funds’ Prospectus:

Conversion of Advisory Share Class Shares to non-Advisory Share Class Shares

Effective December 20, 2019, a shareholder holding a Fund’s advisory share class shares through an investment advisory account with an omnibus intermediary will have their shares converted at net asset value and without an additional sales load to shares of a non-advisory share class of such Fund upon the Fund’s transfer agent having received notice of the termination of such shareholder’s investment advisory account.

The first paragraph in the sub-section entitled “Redemption Fees” under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Funds’ Prospectus is deleted and replaced with the following:

If you sell or exchange your shares of the ALPS | Red Rocks Listed Private Equity Fund after holding them 90 calendar days or less, or the Clough China Fund, the CompleteCommodities Strategy Fund and the ALPS | Kotak India Growth Fund after holding them 30 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

Statement of Additional Information

The sub-section entitled “Exchanging Shares - Investor Class, Class A, Class C, and Class I Shares” under the section entitled “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” of the Funds’ Statement of Additional Information is deleted and replaced with the following:

You may exchange shares in a Fund for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

ALPS | Red Rocks Listed Private Equity Fund	RiverFront Asset Allocation Aggressive
ALPS | WMC Research Value Fund	RiverFront Asset Allocation Growth & Income
Clough China Fund	RiverFront Asset Allocation Moderate
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund	ALPS | Kotak India Growth Fund
ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund

The fifth paragraph of the sub-section entitled “Redemption of Shares” under the section entitled “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” of the Funds’ Statement of Additional Information is deleted and replaced with the following:

Redemption Fees. If you sell your shares of the ALPS | Red Rocks Listed Private Equity Fund after holding them 90 calendar days or less, or shares of the Clough China Fund, the ALPS | CoreCommodity Management CompleteCommodities Strategy Fund or the ALPS | Kotak India Growth Fund after holding them 30 calendar days or less, a 2% short-term redemption fee may be deducted from the redemption amount. For this purpose, shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. The fees are paid to the respective Fund and are designed to help offset the brokerage commissions, market impact and other costs associated with short-term shareholder trading.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

RiverFront Asset Allocation Aggressive

Investor Class Shares

Class L Shares

(the “Fund”)

SUPPLEMENT DATED DECEMBER 20, 2019

TO THE PROSPECTUS

DATED FEBRUARY 28, 2019, AS SUBSEQUENTLY AMENDED

Effective as of the date of this supplement, the following changes are being made with respect to the Fund.

Prospectus

The first paragraph in the sub-section entitled “Exchanging Shares - Exchanging Shares of ALPS-Advised Funds” under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Fund’s Prospectus is deleted and replaced with the following:

You may exchange shares in the Fund for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

•	ALPS | Red Rocks Listed Private Equity Fund
•	ALPS | WMC Research Value Fund
•	Clough China Fund
•	ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
•	RiverFront Asset Allocation Aggressive
•	RiverFront Asset Allocation Growth & Income
•	RiverFront Asset Allocation Moderate
•	ALPS | Kotak India Growth Fund
•	ALPS | Smith Total Return Bond Fund
•	ALPS | Smith Short Duration Bond Fund

The following paragraph is added before the sub-section entitled “Exchanging Shares – Additional Information About Exchanges” under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Fund’s Prospectus:

Conversion of Advisory Share Class Shares to non-Advisory Share Class Shares

Effective December 20, 2019, a shareholder holding the Fund’s advisory share class shares through an investment advisory account with an omnibus intermediary will have their shares converted at net asset value and without an additional sales load to shares of a non-advisory share class of such Fund upon the Fund’s transfer agent having received notice of the termination of such shareholder’s investment advisory account.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

ALPS/Kotak India Growth Fund

Class II Shares

(the “Fund”)

SUPPLEMENT DATED DECEMBER 20, 2019

TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED DECEMBER 2, 2019

Effective as of the date of this supplement, the following changes are being made with respect to the Fund.

Prospectus

The first paragraph in the sub-section entitled “Exchanging Shares - Exchanging Shares of ALPS-Advised Funds” under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Fund’s Prospectus is deleted and replaced with the following:

You may exchange shares in the Fund for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

•	ALPS | Red Rocks Listed Private Equity Fund
•	ALPS | WMC Research Value Fund
•	Clough China Fund
•	ALPS | CoreCommodity Management CompleteCommodities Strategy Fund
•	RiverFront Asset Allocation Aggressive
•	RiverFront Asset Allocation Growth & Income
•	RiverFront Asset Allocation Moderate
•	ALPS | Kotak India Growth Fund
•	ALPS | Smith Total Return Bond Fund
•	ALPS | Smith Short Duration Bond Fund

The following paragraph is added before the sub-section entitled “Exchanging Shares – Additional Information About Exchanges” under the section entitled “BUYING, EXCHANGING AND REDEEMING SHARES” of the Fund’s Prospectus:

Conversion of Advisory Share Class Shares to non-Advisory Share Class Shares

Effective December 20, 2019, a shareholder holding the Fund’s advisory share class shares through an investment advisory account with an omnibus intermediary will have their shares converted at net asset value and without an additional sales load to shares of a non-advisory share class of such Fund upon the Fund’s transfer agent having received notice of the termination of such shareholder’s investment advisory account.

Statement of Additional Information

The sub-section entitled “Exchanging Shares of ALPS-Advised Funds” under the section entitled “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” of the Fund’s Statement of Additional Information is deleted and replaced with the following:

You may exchange shares in the Fund for shares of the same class of any of the following funds (each, an “ALPS-Advised Fund”), if such ALPS-Advised Fund is available for sale in your state and meets the investment criteria of the investor:

ALPS | Red Rocks Listed Private Equity Fund	RiverFront Asset Allocation Aggressive
ALPS | WMC Research Value Fund	RiverFront Asset Allocation Growth & Income
Clough China Fund	RiverFront Asset Allocation Moderate
ALPS | CoreCommodity Management CompleteCommodities Strategy Fund	ALPS | Smith Total Return Bond Fund
ALPS | Smith Short Duration Bond Fund

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE